Merger	12 Months Ended
Dec. 31, 2025
Asset Acquisition [Abstract]
Merger
10. Merger
On February 3, 2023, pursuant to the terms and subject to the conditions set forth in the Merger Agreement, STORE Capital Corporation merged with and into Merger Sub and the separate existence of STORE Capital

Corporation ceased. Immediately following the completion of the Merger, the Surviving Entity changed its name to STORE Capital LLC. As a result of the Merger and subsequent delisting of the Company’s Common Stock from the New York Stock Exchange, the common equity of the Company is no longer publicly traded.
Consideration and Purchase Price Allocation
The Merger was accounted for using the asset acquisition method of accounting in accordance with ASC Topic 805 which requires that the cost of an acquisition be allocated on a relative fair value basis to the assets acquired and the liabilities assumed. The following table summarizes the total consideration transferred in the purchase of STORE Capital Corporation (amounts in thousands):

Consideration Type
Cash paid to former shareholders and equity award holders	$9,142,744
Extinguishment of historical debt	1,331,698
Capitalized transaction costs	110,924

Total consideration	$10,585,366

The following table summarizes the estimated fair values assigned to the assets acquired and liabilities assumed (amounts in thousands):

Assets acquired:
Land and improvements	$3,620,509
Buildings and improvements	9,105,004
Intangible lease assets	620,034
Operating ground lease assets	52,805
Loans and financing receivables	952,039
Cash and cash equivalents	28,005
Other assets	71,209

Total assets acquired	14,449,605
Liabilities assumed:
Unsecured notes and term loans payable	1,725,000
Non-recourse debt obligations of consolidated special purpose entities	2,243,323
Below market value of debt	(430,908)
Intangible lease liabilities	148,660
Operating lease liabilities	50,516
Other liabilities	127,648

Total liabilities assumed	3,864,239

Fair value of net assets acquired	$10,585,366

Fair Value Measurement
The estimated fair values of assets acquired and liabilities assumed were primarily based on information that was available as of the Closing Date. The methodology used to estimate the fair values to apply purchase accounting and the ongoing financial statement impact, if any, are summarized below.

•
Real estate investments, including sale-leaseback transactions accounted for as financing arrangements, investments in sales-type leases and direct financing receivables
– the Company engaged third party valuation specialists to calculate the fair value of the real estate acquired by the Company using standard valuation methodologies, including the cost and market approaches. The remaining useful lives for real estate assets, excluding land, were reset based on the effective age of an asset compared to its overall average life, as determined by the valuation specialists.

•
Intangible lease assets and liabilities
– the Company engaged third party valuation specialists to calculate the fair value of in-place
lease assets based on estimated costs the Company would incur to replace the lease.
In-place
lease assets are amortized to expense over the remaining life of the lease. Above-market lease assets and below-market lease liabilities were recorded at the discounted difference between the contractual cash flows and the market cash flows for each lease using a market-based, risk related discount rate. Above-market and below-market lease assets and liabilities are amortized as a decrease and increase to rental revenue, respectively, over the remaining life of the lease.

•
Operating ground lease assets and liabilities
– the Company engaged third party valuation specialists to calculate the fair value of operating ground lease assets and liabilities based on the present value of future lease payments and an adjustment for the off-market
component by comparing market to contract rent.

•
Loans receivable
– the Company engaged third party valuation specialists to calculate the fair value of loans receivable based on the net present value of future payments to be received discounted at a market rate. The above-market value of the loans receivable is recorded as a loan premium and reported as an increase of the related loan balance on the consolidated balance sheets. The premium is amortized as a decrease to interest income over the remaining term of the loan receivable.

•
Assumed debt
– the Company engaged third party valuation specialists to calculate the fair value of the outstanding debt assumed using standard valuation methodology, including the market approach. The below-market value of debt is recorded as a debt discount and reported as a reduction of the related debt balance on the consolidated balance sheets. The discount is amortized as an increase to interest expense over the remaining term of the related debt instrument.

•
Other assets and liabilities
– the carrying values of cash, restricted cash, accounts receivable, prepaids and other assets, accounts payable, accrued expenses and other liabilities represented the fair values.